Subordinated Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Subordinated Liabilities [Abstract]
Loss on repurchase of debt securities and subordinated liabilities	£ 27	£ 17